Long-Term US Government Bond Portfolio Expense Example - Long-Term US Government Bond Portfolio - Long-Term US Government Bond Portfolio	Dec. 31, 2025 USD ($)
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 248
Expense Example, with Redemption, 3 Years	774
Expense Example, with Redemption, 5 Years	1,326
Expense Example, with Redemption, 10 Years	$ 2,832